UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: York Asset Management Limited

Address:  P.O. Box 309
          Ugland House
          George Town, Grand Cayman
          KY1-1104, Cayman Islands

          Attention: S. Nicholas Walker

13F File Number: 028-12227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   S. Nicholas Walker
Title:  Managing Member
Phone:  (242) 677-4514


Signature, Place and Date of Signing:

/s/ S. Nicholas Walker          New York, New York           August 11, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  $240,288
                                        (thousands)


List of Other Included Managers: NONE

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

                                                    FORM 13F INFORMATION TABLE
                                                  York Asset Management Limited
                                                          June 30, 2010

COLUMN 1                      COLUMN  2          COLUMN 3      COLUMN 4      COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8

                                                                 VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS        CUSIP         (X$1000) PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE   SHARED NONE
AIRGAS INC                      COM               009363102     1,194      19,200  SH         SOLE       NONE     19,200
ALLEGHENY ENERGY INC            COM               017361106       639      30,896  SH         SOLE       NONE     30,896
AMERICAN ITALIAN PASTA CO       CL A              027070101     1,581      29,900  SH         SOLE       NONE     29,900
CALPINE CORP                    COM NEW           131347304       416      32,718  SH         SOLE       NONE     32,718
CASEYS GEN STORES INC           COM               147528103     1,337      38,300  SH         SOLE       NONE     38,300
CME GROUP INC                   COM               12572Q105   166,060     589,805  SH         SOLE       NONE    589,805
COCA COLA CO                    COM               191216100     2,471      49,300  SH         SOLE       NONE     49,300
CYBERSOURCE CORP                COM               23251J106     3,972     155,570  SH         SOLE       NONE    155,570
DUN & BRADSTREET CORP DEL NE    COM               26483E100     2,537      37,800  SH         SOLE       NONE     37,800
EBAY INC                        COM               278642103     2,363     120,522  SH         SOLE       NONE    120,522
EL PASO CORP                    COM               28336L109       741      66,736  SH         SOLE       NONE     66,736
FRESH DEL MONTE PRODUCE INC     ORD               G36738105     2,797     138,200  SH         SOLE       NONE    138,200
GLOBAL SOURCES LTD              ORD               G39300101       312      17,500  SH         SOLE       NONE     17,500
GRACO INC                       COM               384109104     2,804      99,457  SH         SOLE       NONE     99,457
ICAHN ENTERPRISES LP            DEPOSITRY UNIT    451100101       339       9,165  SH         SOLE       NONE      9,165
INTERACTIVE BROKERS GROUP IN    COM               45841N107     2,727     164,300  SH         SOLE       NONE    164,300
LABRANCHE & CO INC              COM               505447102       103      24,000  SH         SOLE       NONE     24,000
LIBERTY ACQUISITION HLDGS CO    COM               53015Y107     4,140     416,900  SH         SOLE       NONE    416,900
MARINER ENERGY INC              COM               56845T305     6,861     319,400  SH         SOLE       NONE    319,400
NASDAQ OMX GROUP INC            COM               631103108       329      18,527  SH         SOLE       NONE     18,527
NATIONAL WESTN LIFE INS CO      CL A              638522102       237       1,550  SH         SOLE       NONE      1,550
NYSE EURONEXT                   COM               629491101       422      15,256  SH         SOLE       NONE     15,256
PLAYBOY ENTERPRISES INC         CL A              728117300       193      46,000  SH         SOLE       NONE     46,000
PMA CAP CORP                    CL A              693419202       157      24,000  SH         SOLE       NONE     24,000
QUANTA SVCS INC                 COM               74762E102       534      25,869  SH         SOLE       NONE     25,869
QWEST COMMUNICATIONS INTL IN    COM               749121109     5,778   1,100,630  SH         SOLE       NONE  1,100,630
RRI ENERGY INC                  COM               74971X107       112      29,655  SH         SOLE       NONE     29,655
SENORX INC                      COM               81724W104     1,103     100,414  SH         SOLE       NONE    100,414
SMITH INTL INC                  COM               832110100     7,410     196,800  SH         SOLE       NONE    196,800
STANLEY INC                     COM               854532108     5,984     160,097  SH         SOLE       NONE    160,097
SYBASE INC                      COM               871130100     6,447      99,700  SH         SOLE       NONE     99,700
TALECRIS BIOTHERAPEUTICS HLD    COM               874227101     3,146     149,104  SH         SOLE       NONE    149,104
TEXAS PAC LD TR                 SUB CTF PROP I T  882610108     2,133      81,065  SH         SOLE       NONE     81,065
UNITED PARCEL SERVICE INC       CL B              911312106     2,793      49,100  SH         SOLE       NONE     49,100
WARNER MUSIC GROUP CORP         COM               934550104       117      24,000  SH         SOLE       NONE     24,000
